UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 15, 2011
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: 2,124,862


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109       71070  917985   SH         Sole              318547          599438
American Assets Trust            COM         024013104       16210  722047   SH         Sole              122470          599577
American Campus Communities      COM         024835100       23155  651869   SH         Sole              109949          541920
Apartment Investment & Managem   COM         03748R101       30818 1207150   SH         Sole              210819          996331
Associated Estates Realty Corp   COM         045604105       18976 1167796   SH         Sole              200658          967138
AvalonBay Communities, Inc.      COM         053484101      104776  816012   SH         Sole              263201          552811
Boston Properties, Inc.          COM         101121101      150308 1415862   SH         Sole              439653          976209
Brookfield Office Properties,    COM         112900105       41046 2128951   SH         Sole              724715         1404236
Coresite Realty Corp.            COM         21870Q105       18357 1119343   SH         Sole              357765          761578
Corporate Office Properties      COM         22002T108       37487 1204976   SH         Sole              204770         1000206
Crexus Investment Corp           COM         226553105        6420  577865   SH         Sole              428065          149800
Developers Diversified Realty    COM         251591103       37344 2648529   SH         Sole              456919         2191610
Diamondrock Hospitality          COM         252784301           1      96   SH         Sole                  96               0
Equity Lifestyle Properties      COM         29472R108       69981 1120775   SH         Sole              397609          723166
Equity Residential               COM         29476L107      151215 2520258   SH         Sole              806447         1713811
Essex Property Trust, Inc.       COM         297178105       47692  352514   SH         Sole              119166          233348
Extra Space Storage, Inc         COM         30225T102       28520 1337063   SH         Sole              427520          909543
HCP Inc.                         COM         40414L109      115300 3142536   SH         Sole             1007885         2134651
Health Care REIT Com             COM         42217K106       29536  563341   SH         Sole              101477          461864
Hersha Hospitality Trust         COM         427825104       17252 3097407   SH         Sole              546493         2550914
LaSalle Hotel Properties         COM         517942108       24829  942652   SH         Sole              159079          783573
Marriott International-CL A      COM         571903202       50472 1422128   SH         Sole              522217          899911
Nationwide Health Properties,    COM         638620104       26482  639519   SH         Sole              300484          339035
Post Properties, Inc.            COM         737464107       36884  904907   SH         Sole              158082          746825
ProLogis Inc.                    COM         74340W103      102505 2860069   SH         Sole              883735         1976334
Public Storage                   COM         74460D109      122509 1074541   SH         Sole              337158          737383
RLJ Lodging Trust                COM         74965L101       24188 1392470   SH         Sole              238832         1153638
Regency Centers Corp.            COM         758849103       42803  973454   SH         Sole              290529          682925
SL Green Realty Corp.            COM         78440X101       46560  561847   SH         Sole              181856          379991
Saul Centers, Inc.               COM         804395101       31014  787755   SH         Sole              135763          651992
Simon Property Group, Inc.       COM         828806109      230321 1981597   SH         Sole              600494         1381103
Starwood Hotels & Resorts Worl   COM         85590A401       48536  866103   SH         Sole              290497          575606
Summit Hotel Properties          COM         866082100       14750 1299542   SH         Sole              232010         1067532
Sunstone Hotel Investors, Inc.   COM         867892101           2     189   SH         Sole                 189               0
Taubman Centers, Inc.            COM         876664103       51432  868787   SH         Sole              300668          568119
The Macerich Company             COM         554382101       57132 1067891   SH         Sole              290628          777263
Ventas, Inc.                     COM         92276F100       55262 1048420   SH         Sole              333116          715304
Vornado Realty Trust             COM         929042109      143717 1542356   SH         Sole              475163         1067193
REPORT SUMMARY                             38DATA RECORDS  2124862           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED